Average Annual Total Returns - Class I R Shares - Alger Capital Appreciation Institutional Fund - IR	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Shares 10 Years	Class R Inception Date	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Nov. 08, 2093	41.34%	19.68%	16.63%	36.51%	17.28%	14.22%	27.87%	15.53%	13.13%	Jan. 27, 2003	40.73%	19.13%	16.08%	38.49%	21.00%	17.21%